Revenues and Long-Lived Assets by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2018		Sep. 30, 2018	[1]	Jun. 30, 2018	[1]	Mar. 31, 2018	[1]	Dec. 31, 2017		Sep. 30, 2017	[1]	Jun. 30, 2017	[1]	Mar. 31, 2017	[1]	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Geographic Area Information [Line Items]
Revenues	$ 991,326	[1]	$ 1,296,007		$ 1,332,743		$ 926,577		$ 964,345	[1]	$ 1,229,591		$ 1,275,924		$ 872,095		$ 4,546,653	$ 4,341,955	$ 4,220,702
Long-Lived Assets	719,227								709,480								719,227	709,480
United States
Geographic Area Information [Line Items]
Revenues																	4,126,639	3,919,684	3,813,204
Long-Lived Assets	550,939								540,136								550,939	540,136
Canada
Geographic Area Information [Line Items]
Revenues																	291,685	269,603	267,220
Long-Lived Assets	162,648								163,944								162,648	163,944
Mexico
Geographic Area Information [Line Items]
Revenues																	128,329	152,668	$ 140,278
Long-Lived Assets	$ 5,640								$ 5,400								$ 5,640	$ 5,400

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters, and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly evenly distributed throughout the year except for dependence on housing completions and related weather and economic conditions.